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C000016765
Account Value [Line Items]
Accumulated Value	$ 9,425	$ 9,447	$ 9,339	$ 9,300	$ 9,414	$ 9,515	$ 9,686	$ 9,697	$ 9,814	$ 9,931	$ 9,896	$ 10,076	$ 10,115	$ 10,188	$ 10,251	$ 10,322	$ 10,414	$ 10,603	$ 10,319	$ 10,270	$ 10,262	$ 10,310	$ 10,284	$ 10,395	$ 10,499	$ 10,496	$ 10,025	$ 10,080	$ 9,750	$ 10,208	$ 10,360	$ 10,502	$ 10,663	$ 10,462	$ 10,805	$ 10,838	$ 10,887	$ 10,932	$ 11,055	$ 11,136	$ 11,320	$ 11,345	$ 11,009	$ 9,998	$ 10,526	$ 10,830	$ 10,992	$ 11,357	$ 11,581	$ 11,386	$ 11,277	$ 11,944	$ 12,229	$ 12,212	$ 12,280	$ 12,400	$ 12,666	$ 12,795	$ 12,932	$ 13,019	$ 13,139	$ 12,851	$ 13,119	$ 12,920	$ 13,203	$ 12,753	$ 12,523	$ 12,501	$ 11,836	$ 11,882	$ 11,298	$ 11,789	$ 11,446	$ 10,728	$ 10,942	$ 11,521	$ 11,237	$ 11,744	$ 11,415	$ 11,684	$ 11,741	$ 11,590	$ 11,841	$ 12,012	$ 11,832	$ 11,492	$ 11,282	$ 11,968	$ 12,470	$ 12,421	$ 12,518	$ 12,790	$ 12,377	$ 12,760	$ 12,855	$ 13,161	$ 13,378	$ 13,587	$ 13,230	$ 13,548	$ 13,244	$ 13,398	$ 13,511	$ 13,268	$ 13,278	$ 13,526	$ 13,863	$ 13,884	$ 14,102	$ 14,342	$ 14,478	$ 14,551	$ 14,542	$ 14,725	$ 14,919	$ 14,467	$ 14,845	$ 15,075	$ 15,070	$ 14,885	$ 15,047
C000016768
Account Value [Line Items]
Accumulated Value	10,000	10,020	9,898	9,857	9,966	10,073	10,246	10,255	10,371	10,478	10,446	10,628	10,661	10,726	10,792	10,850	10,943	11,142	10,827	10,772	10,755	10,805	10,766	10,875	10,983	10,967	10,467	10,517	10,177	10,646	10,797	10,933	11,100	10,874	11,228	11,253	11,295	11,338	11,456	11,541	11,718	11,735	11,379	10,339	10,875	11,173	11,336	11,712	11,926	11,720	11,600	12,286	12,564	12,546	12,599	12,716	12,989	13,112	13,246	13,317	13,440	13,129	13,403	13,191	13,463	13,004	12,761	12,723	12,047	12,084	11,486	11,976	11,618	10,887	11,095	11,672	11,382	11,885	11,543	11,803	11,860	11,698	11,948	12,101	11,920	11,565	11,354	12,034	12,525	12,476	12,564	12,833	12,409	12,783	12,874	13,170	13,378	13,581	13,204	13,522	13,213	13,346	13,459	13,203	13,213	13,449	13,770	13,781	13,998	14,220	14,344	14,406	14,393	14,562	14,754	14,295	14,658	14,885	14,863	14,669	14,829
C000016769
Account Value [Line Items]
Accumulated Value	10,000	10,030	9,915	9,882	9,992	10,116	10,298	10,308	10,433	10,558	10,527	10,718	10,760	10,845	10,912	10,987	11,084	11,295	10,991	10,946	10,937	10,997	10,968	11,087	11,197	11,192	10,697	10,757	10,411	10,900	11,071	11,213	11,394	11,178	11,545	11,588	11,640	11,687	11,827	11,915	12,111	12,146	11,786	10,709	11,274	11,601	11,773	12,174	12,414	12,212	12,096	12,812	13,118	13,108	13,182	13,309	13,605	13,743	13,900	13,993	14,122	13,812	14,110	13,896	14,199	13,724	13,477	13,451	12,744	12,794	12,171	12,701	12,331	11,563	11,795	12,420	12,121	12,668	12,313	12,601	12,673	12,520	12,789	12,963	12,779	12,408	12,192	12,944	13,475	13,433	13,539	13,830	13,394	13,809	13,920	14,252	14,488	14,724	14,325	14,681	14,361	14,517	14,651	14,385	14,407	14,677	15,041	15,064	15,312	15,571	15,719	15,799	15,801	15,999	16,223	15,729	16,142	16,404	16,397	16,195	16,384
C000016756
Account Value [Line Items]
Accumulated Value	9,425	9,445	9,346	9,455	9,574	9,690	9,889	9,900	10,026	10,152	10,163	10,373	10,383	10,520	10,635	10,783	10,895	11,250	10,862	10,773	10,829	10,884	10,862	11,040	11,173	11,184	10,518	10,607	10,061	10,682	10,881	10,998	11,244	10,846	11,315	11,350	11,315	11,443	11,631	11,771	12,046	12,009	11,439	10,113	10,782	11,117	11,303	11,761	12,121	11,835	11,674	12,629	13,033	13,046	13,227	13,473	13,899	14,093	14,261	14,351	14,545	14,118	14,596	14,286	14,760	14,165	13,952	14,094	13,273	13,315	12,493	13,145	12,734	11,785	12,253	12,961	12,545	13,230	12,836	13,113	13,186	12,982	13,434	13,741	13,449	13,011	12,749	13,668	14,287	14,256	14,564	14,981	14,379	14,935	15,043	15,398	15,675	15,938	15,475	15,984	15,510	15,750	15,816	15,423	15,423	15,925	16,406	16,471	16,799	17,214	17,432	17,520	17,587	17,969	18,193	17,385	18,485	19,045	19,001	18,799	19,135
C000016758
Account Value [Line Items]
Accumulated Value	10,000	10,032	9,905	10,021	10,146	10,257	10,468	10,468	10,590	10,713	10,724	10,935	10,935	11,079	11,202	11,346	11,456	11,817	11,410	11,305	11,351	11,410	11,375	11,561	11,677	11,689	10,990	11,072	10,502	11,136	11,344	11,454	11,698	11,283	11,759	11,783	11,746	11,868	12,051	12,198	12,474	12,423	11,821	10,450	11,129	11,475	11,667	12,128	12,487	12,192	12,013	12,986	13,394	13,394	13,579	13,817	14,241	14,440	14,599	14,679	14,877	14,440	14,904	14,586	15,064	14,445	14,214	14,344	13,508	13,536	12,700	13,349	12,931	11,965	12,426	13,133	12,700	13,392	12,980	13,260	13,319	13,113	13,555	13,849	13,555	13,113	12,833	13,746	14,350	14,319	14,628	15,030	14,427	14,969	15,061	15,402	15,664	15,927	15,463	15,943	15,453	15,692	15,757	15,366	15,366	15,844	16,321	16,343	16,668	17,059	17,298	17,363	17,414	17,788	17,987	17,193	18,251	18,802	18,736	18,516	18,868
C000016759
Account Value [Line Items]
Accumulated Value	10,000	10,032	9,916	10,032	10,174	10,297	10,509	10,520	10,655	10,789	10,800	11,023	11,035	11,191	11,325	11,482	11,597	11,976	11,573	11,479	11,538	11,609	11,573	11,775	11,917	11,928	11,218	11,325	10,747	11,398	11,624	11,749	12,012	11,586	12,087	12,125	12,087	12,238	12,438	12,601	12,890	12,850	12,238	10,830	11,534	11,906	12,119	12,611	12,996	12,690	12,518	13,541	13,983	13,997	14,191	14,455	14,914	15,136	15,316	15,413	15,622	15,177	15,691	15,358	15,879	15,238	15,009	15,162	14,276	14,322	13,451	14,154	13,726	12,703	13,207	13,971	13,525	14,282	13,840	14,155	14,234	14,014	14,502	14,833	14,518	14,061	13,777	14,770	15,430	15,413	15,764	16,199	15,563	16,148	16,282	16,667	16,968	17,252	16,767	17,302	16,790	17,075	17,146	16,719	16,743	17,265	17,811	17,859	18,239	18,690	18,928	19,023	19,100	19,516	19,785	18,904	20,078	20,714	20,665	20,445	20,836
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Accumulated Value	10,000	10,077	9,881	9,988	10,204	10,482	10,770	10,898	11,072	11,293	11,362	11,673	11,715	11,968	12,209	12,448	12,653	13,335	12,779	12,541	12,657	12,708	12,631	12,976	13,095	13,115	12,086	12,254	11,366	12,290	12,632	12,760	13,181	12,394	13,188	13,227	12,891	13,161	13,524	13,861	14,355	14,163	13,001	11,125	12,352	12,923	13,337	14,028	14,880	14,422	14,110	15,901	16,696	16,674	17,126	17,568	18,327	18,603	18,825	18,915	19,382	18,614	19,514	18,985	19,736	18,708	18,282	18,654	17,173	17,181	15,698	16,816	16,222	14,653	15,552	16,733	16,096	17,282	16,801	17,208	17,424	17,211	18,212	18,909	18,364	17,591	17,001	18,570	19,550	19,591	20,406	21,050	20,334	21,158	21,543	21,993	22,504	23,020	22,485	23,360	22,734	23,475	23,268	22,369	22,584	23,890	24,974	25,307	26,004	26,899	27,443	27,478	27,765	28,680	29,134	27,006	29,736	31,221	31,027	30,946	31,813
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Accumulated Value	10,000	10,077	9,881	9,988	10,204	10,482	10,770	10,898	11,072	11,293	11,362	11,673	11,715	11,968	12,209	12,448	12,653	13,335	12,779	12,541	12,657	12,708	12,631	12,976	13,095	13,115	12,086	12,254	11,366	12,290	12,632	12,760	13,181	12,394	13,188	13,227	12,891	13,161	13,524	13,861	14,355	14,163	13,001	11,125	12,352	12,923	13,337	14,028	14,880	14,422	14,110	15,901	16,696	16,674	17,126	17,568	18,327	18,603	18,825	18,915	19,382	18,614	19,514	18,985	19,736	18,708	18,282	18,654	17,173	17,181	15,698	16,816	16,222	14,653	15,552	16,733	16,096	17,282	16,801	17,208	17,424	17,211	18,212	18,909	18,364	17,591	17,001	18,570	19,550	19,591	20,406	21,050	20,334	21,158	21,543	21,993	22,504	23,020	22,485	23,360	22,734	23,475	23,268	22,369	22,584	23,890	24,974	25,307	26,004	26,899	27,443	27,478	27,765	28,680	29,134	27,006	29,736	31,221	31,027	30,946	31,813
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Accumulated Value	10,000	10,077	9,881	9,988	10,204	10,482	10,770	10,898	11,072	11,293	11,362	11,673	11,715	11,968	12,209	12,448	12,653	13,335	12,779	12,541	12,657	12,708	12,631	12,976	13,095	13,115	12,086	12,254	11,366	12,290	12,632	12,760	13,181	12,394	13,188	13,227	12,891	13,161	13,524	13,861	14,355	14,163	13,001	11,125	12,352	12,923	13,337	14,028	14,880	14,422	14,110	15,901	16,696	16,674	17,126	17,568	18,327	18,603	18,825	18,915	19,382	18,614	19,514	18,985	19,736	18,708	18,282	18,654	17,173	17,181	15,698	16,816	16,222	14,653	15,552	16,733	16,096	17,282	16,801	17,208	17,424	17,211	18,212	18,909	18,364	17,591	17,001	18,570	19,550	19,591	20,406	21,050	20,334	21,158	21,543	21,993	22,504	23,020	22,485	23,360	22,734	23,475	23,268	22,369	22,584	23,890	24,974	25,307	26,004	26,899	27,443	27,478	27,765	28,680	29,134	27,006	29,736	31,221	31,027	30,946	31,813
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Accumulated Value	10,000	10,077	9,881	9,988	10,204	10,482	10,770	10,898	11,072	11,293	11,362	11,673	11,715	11,968	12,209	12,448	12,653	13,335	12,779	12,541	12,657	12,708	12,631	12,976	13,095	13,115	12,086	12,254	11,366	12,290	12,632	12,760	13,181	12,394	13,188	13,227	12,891	13,161	13,524	13,861	14,355	14,163	13,001	11,125	12,352	12,923	13,337	14,028	14,880	14,422	14,110	15,901	16,696	16,674	17,126	17,568	18,327	18,603	18,825	18,915	19,382	18,614	19,514	18,985	19,736	18,708	18,282	18,654	17,173	17,181	15,698	16,816	16,222	14,653	15,552	16,733	16,096	17,282	16,801	17,208	17,424	17,211	18,212	18,909	18,364	17,591	17,001	18,570	19,550	19,591	20,406	21,050	20,334	21,158	21,543	21,993	22,504	23,020	22,485	23,360	22,734	23,475	23,268	22,369	22,584	23,890	24,974	25,307	26,004	26,899	27,443	27,478	27,765	28,680	29,134	27,006	29,736	31,221	31,027	30,946	31,813
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Accumulated Value	10,000	10,077	9,881	9,988	10,204	10,482	10,770	10,898	11,072	11,293	11,362	11,673	11,715	11,968	12,209	12,448	12,653	13,335	12,779	12,541	12,657	12,708	12,631	12,976	13,095	13,115	12,086	12,254	11,366	12,290	12,632	12,760	13,181	12,394	13,188	13,227	12,891	13,161	13,524	13,861	14,355	14,163	13,001	11,125	12,352	12,923	13,337	14,028	14,880	14,422	14,110	15,901	16,696	16,674	17,126	17,568	18,327	18,603	18,825	18,915	19,382	18,614	19,514	18,985	19,736	18,708	18,282	18,654	17,173	17,181	15,698	16,816	16,222	14,653	15,552	16,733	16,096	17,282	16,801	17,208	17,424	17,211	18,212	18,909	18,364	17,591	17,001	18,570	19,550	19,591	20,406	21,050	20,334	21,158	21,543	21,993	22,504	23,020	22,485	23,360	22,734	23,475	23,268	22,369	22,584	23,890	24,974	25,307	26,004	26,899	27,443	27,478	27,765	28,680	29,134	27,006	29,736	31,221	31,027	30,946	31,813
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Accumulated Value	10,000	10,077	9,881	9,988	10,204	10,482	10,770	10,898	11,072	11,293	11,362	11,673	11,715	11,968	12,209	12,448	12,653	13,335	12,779	12,541	12,657	12,708	12,631	12,976	13,095	13,115	12,086	12,254	11,366	12,290	12,632	12,760	13,181	12,394	13,188	13,227	12,891	13,161	13,524	13,861	14,355	14,163	13,001	11,125	12,352	12,923	13,337	14,028	14,880	14,422	14,110	15,901	16,696	16,674	17,126	17,568	18,327	18,603	18,825	18,915	19,382	18,614	19,514	18,985	19,736	18,708	18,282	18,654	17,173	17,181	15,698	16,816	16,222	14,653	15,552	16,733	16,096	17,282	16,801	17,208	17,424	17,211	18,212	18,909	18,364	17,591	17,001	18,570	19,550	19,591	20,406	21,050	20,334	21,158	21,543	21,993	22,504	23,020	22,485	23,360	22,734	23,475	23,268	22,369	22,584	23,890	24,974	25,307	26,004	26,899	27,443	27,478	27,765	28,680	29,134	27,006	29,736	31,221	31,027	30,946	31,813
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Accumulated Value	10,000	10,055	9,776	9,388	9,344	9,450	9,494	9,509	9,616	9,765	9,756	9,920	10,019	9,929	9,891	10,001	10,035	10,155	10,065	10,172	10,009	9,933	9,889	9,873	9,883	9,798	9,688	9,719	9,915	10,066	10,008	10,133	10,103	10,240	10,467	10,438	10,650	10,542	10,612	10,532	10,593	10,728	10,801	10,559	10,766	10,813	10,909	11,257	11,240	11,200	11,210	11,414	11,567	11,466	11,268	11,051	11,191	11,296	11,196	11,345	11,298	11,098	11,071	11,038	11,023	10,797	10,669	10,344	9,777	9,804	9,489	9,691	9,308	8,830	8,769	9,182	9,232	9,535	9,218	9,509	9,551	9,365	9,364	9,429	9,300	9,028	8,920	9,370	9,759	9,625	9,504	9,556	9,315	9,437	9,451	9,712	9,941	10,111	9,772	9,805	9,595	9,649	9,787	9,847	10,137	10,101	10,292	10,139	10,286	10,354	10,327	10,351	10,378	10,475	10,593	10,267	10,395	10,430	10,356	10,301	10,348
DWS Index: S&P Target Risk Conservative Index
Account Value [Line Items]
Accumulated Value	10,000	10,023	9,898	9,770	9,857	9,931	10,075	10,126	10,239	10,357	10,376	10,495	10,568	10,606	10,699	10,745	10,812	10,934	10,703	10,724	10,680	10,725	10,709	10,826	10,884	10,863	10,554	10,640	10,518	10,848	10,946	11,132	11,263	11,166	11,479	11,513	11,633	11,677	11,788	11,858	11,989	12,081	11,892	11,241	11,685	11,972	12,145	12,458	12,630	12,507	12,395	12,921	13,148	13,082	13,066	13,133	13,370	13,457	13,569	13,702	13,789	13,523	13,724	13,650	13,803	13,425	13,190	13,032	12,393	12,459	11,990	12,459	12,052	11,387	11,526	12,149	11,873	12,407	12,075	12,395	12,498	12,365	12,581	12,716	12,561	12,201	11,980	12,656	13,171	13,206	13,241	13,466	13,115	13,444	13,582	13,880	14,112	14,334	14,023	14,296	14,039	14,222	14,395	14,233	14,309	14,521	14,872	14,905	15,155	15,420	15,590	15,667	15,688	15,871	16,122	15,608	16,087	16,342	16,354	16,215	16,389
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Accumulated Value	10,000	10,055	9,776	9,388	9,344	9,450	9,494	9,509	9,616	9,765	9,756	9,920	10,019	9,929	9,891	10,001	10,035	10,155	10,065	10,172	10,009	9,933	9,889	9,873	9,883	9,798	9,688	9,719	9,915	10,066	10,008	10,133	10,103	10,240	10,467	10,438	10,650	10,542	10,612	10,532	10,593	10,728	10,801	10,559	10,766	10,813	10,909	11,257	11,240	11,200	11,210	11,414	11,567	11,466	11,268	11,051	11,191	11,296	11,196	11,345	11,298	11,098	11,071	11,038	11,023	10,797	10,669	10,344	9,777	9,804	9,489	9,691	9,308	8,830	8,769	9,182	9,232	9,535	9,218	9,509	9,551	9,365	9,364	9,429	9,300	9,028	8,920	9,370	9,759	9,625	9,504	9,556	9,315	9,437	9,451	9,712	9,941	10,111	9,772	9,805	9,595	9,649	9,787	9,847	10,137	10,101	10,292	10,139	10,286	10,354	10,327	10,351	10,378	10,475	10,593	10,267	10,395	10,430	10,356	10,301	10,348
DWS Index: S&P Target Risk Conservative Index
Account Value [Line Items]
Accumulated Value	10,000	10,023	9,898	9,770	9,857	9,931	10,075	10,126	10,239	10,357	10,376	10,495	10,568	10,606	10,699	10,745	10,812	10,934	10,703	10,724	10,680	10,725	10,709	10,826	10,884	10,863	10,554	10,640	10,518	10,848	10,946	11,132	11,263	11,166	11,479	11,513	11,633	11,677	11,788	11,858	11,989	12,081	11,892	11,241	11,685	11,972	12,145	12,458	12,630	12,507	12,395	12,921	13,148	13,082	13,066	13,133	13,370	13,457	13,569	13,702	13,789	13,523	13,724	13,650	13,803	13,425	13,190	13,032	12,393	12,459	11,990	12,459	12,052	11,387	11,526	12,149	11,873	12,407	12,075	12,395	12,498	12,365	12,581	12,716	12,561	12,201	11,980	12,656	13,171	13,206	13,241	13,466	13,115	13,444	13,582	13,880	14,112	14,334	14,023	14,296	14,039	14,222	14,395	14,233	14,309	14,521	14,872	14,905	15,155	15,420	15,590	15,667	15,688	15,871	16,122	15,608	16,087	16,342	16,354	16,215	16,389
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Accumulated Value	10,000	10,055	9,776	9,388	9,344	9,450	9,494	9,509	9,616	9,765	9,756	9,920	10,019	9,929	9,891	10,001	10,035	10,155	10,065	10,172	10,009	9,933	9,889	9,873	9,883	9,798	9,688	9,719	9,915	10,066	10,008	10,133	10,103	10,240	10,467	10,438	10,650	10,542	10,612	10,532	10,593	10,728	10,801	10,559	10,766	10,813	10,909	11,257	11,240	11,200	11,210	11,414	11,567	11,466	11,268	11,051	11,191	11,296	11,196	11,345	11,298	11,098	11,071	11,038	11,023	10,797	10,669	10,344	9,777	9,804	9,489	9,691	9,308	8,830	8,769	9,182	9,232	9,535	9,218	9,509	9,551	9,365	9,364	9,429	9,300	9,028	8,920	9,370	9,759	9,625	9,504	9,556	9,315	9,437	9,451	9,712	9,941	10,111	9,772	9,805	9,595	9,649	9,787	9,847	10,137	10,101	10,292	10,139	10,286	10,354	10,327	10,351	10,378	10,475	10,593	10,267	10,395	10,430	10,356	10,301	10,348
DWS Index: S&P Target Risk Conservative Index
Account Value [Line Items]
Accumulated Value	10,000	10,023	9,898	9,770	9,857	9,931	10,075	10,126	10,239	10,357	10,376	10,495	10,568	10,606	10,699	10,745	10,812	10,934	10,703	10,724	10,680	10,725	10,709	10,826	10,884	10,863	10,554	10,640	10,518	10,848	10,946	11,132	11,263	11,166	11,479	11,513	11,633	11,677	11,788	11,858	11,989	12,081	11,892	11,241	11,685	11,972	12,145	12,458	12,630	12,507	12,395	12,921	13,148	13,082	13,066	13,133	13,370	13,457	13,569	13,702	13,789	13,523	13,724	13,650	13,803	13,425	13,190	13,032	12,393	12,459	11,990	12,459	12,052	11,387	11,526	12,149	11,873	12,407	12,075	12,395	12,498	12,365	12,581	12,716	12,561	12,201	11,980	12,656	13,171	13,206	13,241	13,466	13,115	13,444	13,582	13,880	14,112	14,334	14,023	14,296	14,039	14,222	14,395	14,233	14,309	14,521	14,872	14,905	15,155	15,420	15,590	15,667	15,688	15,871	16,122	15,608	16,087	16,342	16,354	16,215	16,389
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Accumulated Value	10,000	10,055	9,776	9,388	9,344	9,450	9,494	9,509	9,616	9,765	9,756	9,920	10,019	9,929	9,891	10,001	10,035	10,155	10,065	10,172	10,009	9,933	9,889	9,873	9,883	9,798	9,688	9,719	9,915	10,066	10,008	10,133	10,103	10,240	10,467	10,438	10,650	10,542	10,612	10,532	10,593	10,728	10,801	10,559	10,766	10,813	10,909	11,257	11,240	11,200	11,210	11,414	11,567	11,466	11,268	11,051	11,191	11,296	11,196	11,345	11,298	11,098	11,071	11,038	11,023	10,797	10,669	10,344	9,777	9,804	9,489	9,691	9,308	8,830	8,769	9,182	9,232	9,535	9,218	9,509	9,551	9,365	9,364	9,429	9,300	9,028	8,920	9,370	9,759	9,625	9,504	9,556	9,315	9,437	9,451	9,712	9,941	10,111	9,772	9,805	9,595	9,649	9,787	9,847	10,137	10,101	10,292	10,139	10,286	10,354	10,327	10,351	10,378	10,475	10,593	10,267	10,395	10,430	10,356	10,301	10,348
DWS Index: S&P Target Risk Moderate Index
Account Value [Line Items]
Accumulated Value	10,000	10,033	9,897	9,805	9,909	10,012	10,176	10,243	10,365	10,501	10,527	10,672	10,740	10,808	10,923	10,992	11,076	11,270	10,992	10,992	10,959	11,005	10,980	11,132	11,195	11,181	10,786	10,884	10,664	11,068	11,196	11,379	11,549	11,366	11,740	11,768	11,843	11,919	12,065	12,163	12,338	12,388	12,084	11,276	11,808	12,142	12,344	12,705	12,967	12,801	12,662	13,332	13,625	13,561	13,605	13,733	14,029	14,144	14,263	14,401	14,527	14,201	14,487	14,371	14,594	14,159	13,890	13,786	13,052	13,126	12,548	13,093	12,646	11,879	12,109	12,819	12,490	13,108	12,746	13,088	13,212	13,065	13,369	13,561	13,363	12,952	12,698	13,472	14,040	14,074	14,195	14,472	14,075	14,472	14,632	14,948	15,213	15,466	15,127	15,460	15,159	15,395	15,548	15,324	15,408	15,729	16,162	16,218	16,522	16,853	17,061	17,143	17,186	17,437	17,716	17,072	17,749	18,102	18,101	17,963	18,201
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Accumulated Value	10,000	10,055	9,776	9,388	9,344	9,450	9,494	9,509	9,616	9,765	9,756	9,920	10,019	9,929	9,891	10,001	10,035	10,155	10,065	10,172	10,009	9,933	9,889	9,873	9,883	9,798	9,688	9,719	9,915	10,066	10,008	10,133	10,103	10,240	10,467	10,438	10,650	10,542	10,612	10,532	10,593	10,728	10,801	10,559	10,766	10,813	10,909	11,257	11,240	11,200	11,210	11,414	11,567	11,466	11,268	11,051	11,191	11,296	11,196	11,345	11,298	11,098	11,071	11,038	11,023	10,797	10,669	10,344	9,777	9,804	9,489	9,691	9,308	8,830	8,769	9,182	9,232	9,535	9,218	9,509	9,551	9,365	9,364	9,429	9,300	9,028	8,920	9,370	9,759	9,625	9,504	9,556	9,315	9,437	9,451	9,712	9,941	10,111	9,772	9,805	9,595	9,649	9,787	9,847	10,137	10,101	10,292	10,139	10,286	10,354	10,327	10,351	10,378	10,475	10,593	10,267	10,395	10,430	10,356	10,301	10,348
DWS Index: S&P Target Risk Moderate Index
Account Value [Line Items]
Accumulated Value	10,000	10,033	9,897	9,805	9,909	10,012	10,176	10,243	10,365	10,501	10,527	10,672	10,740	10,808	10,923	10,992	11,076	11,270	10,992	10,992	10,959	11,005	10,980	11,132	11,195	11,181	10,786	10,884	10,664	11,068	11,196	11,379	11,549	11,366	11,740	11,768	11,843	11,919	12,065	12,163	12,338	12,388	12,084	11,276	11,808	12,142	12,344	12,705	12,967	12,801	12,662	13,332	13,625	13,561	13,605	13,733	14,029	14,144	14,263	14,401	14,527	14,201	14,487	14,371	14,594	14,159	13,890	13,786	13,052	13,126	12,548	13,093	12,646	11,879	12,109	12,819	12,490	13,108	12,746	13,088	13,212	13,065	13,369	13,561	13,363	12,952	12,698	13,472	14,040	14,074	14,195	14,472	14,075	14,472	14,632	14,948	15,213	15,466	15,127	15,460	15,159	15,395	15,548	15,324	15,408	15,729	16,162	16,218	16,522	16,853	17,061	17,143	17,186	17,437	17,716	17,072	17,749	18,102	18,101	17,963	18,201
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Accumulated Value	10,000	10,055	9,776	9,388	9,344	9,450	9,494	9,509	9,616	9,765	9,756	9,920	10,019	9,929	9,891	10,001	10,035	10,155	10,065	10,172	10,009	9,933	9,889	9,873	9,883	9,798	9,688	9,719	9,915	10,066	10,008	10,133	10,103	10,240	10,467	10,438	10,650	10,542	10,612	10,532	10,593	10,728	10,801	10,559	10,766	10,813	10,909	11,257	11,240	11,200	11,210	11,414	11,567	11,466	11,268	11,051	11,191	11,296	11,196	11,345	11,298	11,098	11,071	11,038	11,023	10,797	10,669	10,344	9,777	9,804	9,489	9,691	9,308	8,830	8,769	9,182	9,232	9,535	9,218	9,509	9,551	9,365	9,364	9,429	9,300	9,028	8,920	9,370	9,759	9,625	9,504	9,556	9,315	9,437	9,451	9,712	9,941	10,111	9,772	9,805	9,595	9,649	9,787	9,847	10,137	10,101	10,292	10,139	10,286	10,354	10,327	10,351	10,378	10,475	10,593	10,267	10,395	10,430	10,356	10,301	10,348
DWS Index: S&P Target Risk Moderate Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,033	$ 9,897	$ 9,805	$ 9,909	$ 10,012	$ 10,176	$ 10,243	$ 10,365	$ 10,501	$ 10,527	$ 10,672	$ 10,740	$ 10,808	$ 10,923	$ 10,992	$ 11,076	$ 11,270	$ 10,992	$ 10,992	$ 10,959	$ 11,005	$ 10,980	$ 11,132	$ 11,195	$ 11,181	$ 10,786	$ 10,884	$ 10,664	$ 11,068	$ 11,196	$ 11,379	$ 11,549	$ 11,366	$ 11,740	$ 11,768	$ 11,843	$ 11,919	$ 12,065	$ 12,163	$ 12,338	$ 12,388	$ 12,084	$ 11,276	$ 11,808	$ 12,142	$ 12,344	$ 12,705	$ 12,967	$ 12,801	$ 12,662	$ 13,332	$ 13,625	$ 13,561	$ 13,605	$ 13,733	$ 14,029	$ 14,144	$ 14,263	$ 14,401	$ 14,527	$ 14,201	$ 14,487	$ 14,371	$ 14,594	$ 14,159	$ 13,890	$ 13,786	$ 13,052	$ 13,126	$ 12,548	$ 13,093	$ 12,646	$ 11,879	$ 12,109	$ 12,819	$ 12,490	$ 13,108	$ 12,746	$ 13,088	$ 13,212	$ 13,065	$ 13,369	$ 13,561	$ 13,363	$ 12,952	$ 12,698	$ 13,472	$ 14,040	$ 14,074	$ 14,195	$ 14,472	$ 14,075	$ 14,472	$ 14,632	$ 14,948	$ 15,213	$ 15,466	$ 15,127	$ 15,460	$ 15,159	$ 15,395	$ 15,548	$ 15,324	$ 15,408	$ 15,729	$ 16,162	$ 16,218	$ 16,522	$ 16,853	$ 17,061	$ 17,143	$ 17,186	$ 17,437	$ 17,716	$ 17,072	$ 17,749	$ 18,102	$ 18,101	$ 17,963	$ 18,201